OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file

number	811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:         12/31

Date of reporting period:         9/30/12

Item 1.  Schedule of Investments.

Invesco European Small Company Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	ESC-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.66%
Austria–1.55%
Andritz AG	14,323	$813,164
Semperit AG Holding	28,181	1,100,948

		1,914,112

Belgium–3.16%
Kinepolis Group N.V.	13,300	1,318,635
S.A. D’Ieteren N.V.	30,937	1,513,837
Van De Velde N.V.	23,234	1,058,466

		3,890,938

France–5.22%
Maisons France Confort	35,000	1,150,100
Plastic Omnium S.A.	82,800	2,069,033
Sopra Group S.A.	13,860	659,025
Tessi S.A.	18,770	1,796,798
Trigano S.A.	63,800	753,482

		6,428,438

Germany–8.16%
Amadeus Fire AG	32,300	1,457,994
CTS Eventim AG	34,400	1,022,739
MorphoSys AG (a)	75,047	2,314,629
Nemetschek AG	30,400	1,311,676
Nexus AG	75,000	877,081
SMT Scharf AG	49,902	1,484,512
Takkt AG	129,903	1,588,612

		10,057,243

Greece–2.69%
Jumbo S.A. (a)	293,214	1,620,280
Karelia Tobacco Co. Inc. S.A.	4,500	636,124
Metka S.A.	115,600	1,063,140

		3,319,544

Ireland–15.34%
Abbey PLC	120,200	1,041,121
CPL Resources PLC	582,792	2,546,416
DCC PLC	154,020	4,433,657
Fyffes PLC	1,970,000	1,217,722
IFG Group PLC	923,500	1,673,374
Origin Enterprises PLC	535,998	3,030,769
Paddy Power PLC	9,649	717,434
Total Produce PLC	3,158,000	1,988,589
United Drug PLC	596,974	2,263,155

		18,912,237

Israel–1.30%
VIZRT Ltd.	488,105	1,601,797

	Shares	Value
Italy–2.24%
Danieli S.p.A.—Officine Meccaniche Danieli & C.	139,191	$1,923,760
EI Towers S.p.A. (a)	33,366	834,847

		2,758,607

Netherlands–2.48%
Mediq N.V.	150,360	2,492,636
Sligro Food Group N.V.	22,685	563,518

		3,056,154

Norway–9.62%
Bonheur ASA	85,423	1,762,209
Copeinca ASA	120,000	997,014
Ekornes ASA	60,000	853,165
Ganger Rolf ASA	75,027	1,555,216
Prosafe S.E.	402,202	3,327,464
Telio Holding ASA	155,000	714,286
TGS Nopec Geophysical Co. ASA	81,052	2,653,978

		11,863,332

Spain–3.58%
Construcciones y Auxiliar de Ferrocarriles S.A.	2,521	1,229,480
Duro Felguera, S.A.	155,000	948,147
Miquel y Costas & Miquel, S.A.	73,333	1,949,830
Prosegur Compania de Seguridad S.A.	62,267	284,869

		4,412,326

Sweden–0.64%
Fenix Outdoor AB	33,500	785,595

Switzerland–2.77%
Aryzta AG (a)	71,194	3,418,623

Turkey–4.46%
Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	1,169,766	2,834,192
Yazicilar Holding A.S. -Class A	341,421	2,661,976

		5,496,168

United Kingdom–26.45%
Amlin PLC	255,057	1,663,902
Catlin Group Ltd.	157,088	1,206,688
Chemring Group PLC	323,585	1,700,209
Clarkson PLC	117,233	2,468,574
Diploma PLC	308,327	2,366,454
Filtrona PLC	153,041	1,275,068
Halma PLC	284,966	1,953,608
Hill & Smith Holdings PLC	214,043	1,281,448
Homeserve PLC	314,007	1,067,658
IG Group Holdings PLC	293,351	2,115,412
Informa PLC	309,868	2,020,367
Kier Group PLC	114,141	2,386,878
Mears Group PLC	497,962	2,275,629

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value
United Kingdom–(continued)
Micro Focus International PLC	216,803	$2,063,801
Morgan Sindall Group PLC	110,526	1,188,659
Tribal Group PLC	1,145,117	1,775,170
Tullett Prebon PLC	309,200	1,487,903
Ultra Electronics Holdings PLC	92,522	2,307,345

		32,604,773

Total Common Stocks & Other Equity Interests (Cost $91,590,591)		110,519,887

Money Market Funds–10.00%
Liquid Assets Portfolio – Institutional Class (b)	6,162,321	6,162,321
Premier Portfolio – Institutional Class (b)	6,162,321	6,162,321

Total Money Market Funds (Cost $12,324,642)		12,324,642

TOTAL INVESTMENTS–99.66% (Cost $103,915,233)		122,844,529

OTHER ASSETS LESS LIABILITIES–0.34%		416,963

NET ASSETS–100.00%		$123,261,492

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco European Small Company Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco European Small Company Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $8,279,671 and from Level 2 to Level 1 of $18,868,876, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$1,100,948	$813,164	$—	$1,914,112
Belgium	2,377,101	1,513,837	—	3,890,938
France	4,359,405	2,069,033	—	6,428,438
Germany	6,984,119	3,073,124	—	10,057,243
Greece	2,256,404	1,063,140	—	3,319,544
Ireland	18,194,803	717,434	—	18,912,237
Israel	1,601,797	—	—	1,601,797
Italy	834,847	1,923,760	—	2,758,607
Netherlands	3,056,154	—	—	3,056,154
Norway	714,286	11,149,046	—	11,863,332
Spain	4,412,326	—	—	4,412,326
Sweden	785,595	—	—	785,595
Switzerland	—	3,418,623	—	3,418,623
Turkey	—	5,496,168	—	5,496,168
United Kingdom	18,501,203	14,103,570	—	32,604,773
United States	12,324,642	—	—	12,324,642

Total Investments	$77,503,630	$45,340,899	$—	$122,844,529

Invesco European Small Company Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $12,692,280 and $25,293,308, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,096,109
Aggregate unrealized (depreciation) of investment securities	(3,959,070)

Net unrealized appreciation of investment securities	$17,137,039

Cost of investments for tax purposes is $105,707,490.

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	GCE-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.43%

Australia–5.05%
Australia & New Zealand Banking Group Ltd.	514,202	$13,154,044
BHP Billiton Ltd.	571,932	19,603,367
Macquarie Group Ltd.	540,359	15,866,526
Telstra Corp. Ltd.	3,909,836	15,862,947

		64,486,884

Brazil–0.92%
Banco do Brasil S.A.	139,500	1,706,590
Banco Santander Brasil S.A.(a)	166,500	1,221,318
Companhia Paranaense de Energia - Copel -Class B Preference Shares	82,200	1,342,157
PDG Realty S.A. Empreendimentos e Participacoes	542,900	1,028,382
Petroleo Brasileiro S.A. -ADR	145,042	3,327,263
Telefonica Brasil S.A. -Preference Shares	58,900	1,282,772
Vale S.A. -ADR	101,186	1,811,229

		11,719,711

Canada–1.65%
Nexen Inc.	244,978	6,204,182
Toronto-Dominion Bank (The) (b)	178,495	14,884,871

		21,089,053

China–1.23%
China Agri-Industries Holdings Ltd.	1,951,000	1,100,485
China Communications Construction Co. Ltd. -Class H	2,131,000	1,715,222
China Construction Bank Corp. -Class H	3,428,196	2,368,888
China Minsheng Banking Corp., Ltd. -Class H	3,073,500	2,414,904
China Mobile Ltd.	384,500	4,250,954
CNOOC Ltd.	1,377,575	2,798,626
KWG Property Holding Ltd.	1,903,500	1,055,550

		15,704,629

France–5.27%
BNP Paribas S.A. (b)	352,714	16,858,777
Bouygues S.A.	530,874	13,001,651
Sanofi	199,815	17,070,709
Total S.A.	410,893	20,438,157

		67,369,294

Germany–3.24%
Deutsche Lufthansa AG	1,028,831	13,975,248
Porsche Automobil Holding SE -Preference Shares	314,934	18,879,007
Salzgitter AG	219,509	8,495,086

		41,349,341

	Shares	Value
Hong Kong–2.06%
Cheung Kong (Holdings) Ltd.	855,000	$12,493,482
Standard Chartered PLC	611,278	13,819,284

		26,312,766

India–0.68%
Canara Bank Ltd.	322,775	2,629,425
Grasim Industries Ltd.	31,178	1,952,539
Oil and Natural Gas Corp. Ltd.	329,937	1,750,373
Tata Motors Ltd.	469,052	2,401,211

		8,733,548

Indonesia–0.13%
PT Telekomunikasi Indonesia Persero Tbk	1,646,500	1,615,718

Ireland–0.00%
Irish Bank Resolution Corp. Ltd. (c)	102,453	0

Italy–1.05%
Eni S.p.A. (b)	609,775	13,379,630

Japan–13.24%
Asahi Group Holdings, Ltd.	1,341,200	33,074,453
DeNA Co., Ltd. (b)	808,200	26,611,122
JSR Corp.	706,100	11,584,312
Mitsubishi Corp. (b)	674,631	12,269,949
Mitsubishi UFJ Financial Group, Inc.	3,350,431	15,614,558
Nippon Telegraph & Telephone Corp.	399,300	18,952,297
Nippon Yusen Kabushiki Kaisha (b)	4,080,000	7,216,611
Nissan Motor Co., Ltd.	2,340,504	19,949,182
Seven & I Holdings Co., Ltd.	436,800	13,419,759
Yamada Denki Co., Ltd.	238,730	10,480,008

		169,172,251

Mexico–0.21%
America Movil S.A.B. de C.V. -Series L	2,109,600	2,687,618

Norway–2.64%
Statoil ASA	499,266	12,915,034
Yara International ASA	414,581	20,822,185

		33,737,219

Poland–0.18%
KGHM Polska Miedz S.A.	47,556	2,272,728

Russia–0.55%
Gazprom OAO -ADR	169,658	1,701,670
Magnitogorsk Iron & Steel Works -REGS -GDR(c)(d)	264,145	1,223,839
Rosneft Oil Co. -REGS -GDR(d)	323,828	2,185,327
Sistema JSFC -REGS -GDR(d)	92,396	1,881,182

		6,992,018

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value
South Africa–0.75%
Sasol Ltd.	54,188	$2,414,595
Standard Bank Group Ltd.	147,960	1,878,329
Steinhoff International Holdings Ltd.	934,128	2,927,886
Tiger Brands Ltd.	70,154	2,306,251

		9,527,061

South Korea–1.60%
Dongbu Insurance Co., Ltd.	49,117	2,139,019
Hyundai Mipo Dockyard Co., Ltd.	15,722	1,896,859
Hyundai Mobis	13,324	3,709,589
KT&G Corp.	34,425	2,623,583
POSCO	7,018	2,292,216
Samsung Electronics Co., Ltd.	3,242	3,903,305
Shinhan Financial Group Co., Ltd.	54,960	1,856,746
SK Telecom Co., Ltd. -ADR	140,157	2,037,883

		20,459,200

Spain–2.49%
Banco Santander S.A. (c)	1,468,228	10,999,867
Iberdrola S.A.	2,088,837	9,503,376
Telefonica S.A.	850,733	11,342,749

		31,845,992

Switzerland–3.23%
Holcim Ltd.	204,704	13,038,887
Swisscom AG	35,295	14,201,288
Zurich Insurance Group AG (c)	56,537	14,080,142

		41,320,317

Taiwan–0.44%
HTC Corp.	89,322	865,399
Powertech Technology Inc.	1,014,320	1,937,166
Unimicron Technology Corp.	1,331,000	1,580,436
Wistron Corp.	1,089,900	1,308,787

		5,691,788

Thailand–0.39%
Bangkok Bank PCL -NVDR	526,100	3,295,512
PTT PCL	159,500	1,697,606

		4,993,118

Turkey–0.11%
Asya Katilim Bankasi AS (c)	1,296,542	1,430,345

United Arab Emirates–0.18%
Dragon Oil PLC	239,512	2,344,719

United Kingdom–8.50%
Barclays PLC	3,989,281	13,886,367
Eurasian Natural Resources Corp.	238,203	1,193,729
GlaxoSmithKline PLC	558,007	12,871,993
Imperial Tobacco Group PLC	692,730	25,677,417
National Grid PLC	1,227,192	13,547,053
Rio Tinto PLC	340,264	15,906,101
Royal Dutch Shell PLC -Class B	718,153	25,543,482

		108,626,142

	Shares	Value
United States–42.64%
3M Co.	169,997	$15,711,123
ACE Ltd.	435,983	32,960,315
Apache Corp.	121,734	10,526,339
Archer-Daniels-Midland Co.	778,063	21,147,752
Bank of America Corp.	1,390,871	12,281,391
Bank of New York Mellon Corp. (The)	498,834	11,283,625
Best Buy Co., Inc.	523,529	8,999,464
Chevron Corp.	293,118	34,165,834
Cisco Systems, Inc.	1,309,298	24,994,499
Coach, Inc.	325,353	18,226,275
ConocoPhillips	323,430	18,493,727
Corning Inc.	1,690,174	22,225,788
Energen Corp.	282,149	14,787,429
Energizer Holdings, Inc.	166,737	12,440,248
GameStop Corp. -Class A (b)	617,843	12,974,703
General Dynamics Corp.	345,326	22,832,955
Gilead Sciences, Inc. (c)	326,730	21,672,001
Hewlett-Packard Co.	627,536	10,705,764
Johnson & Johnson	347,944	23,976,821
JPMorgan Chase & Co.	440,378	17,826,501
Merck & Co., Inc.	604,592	27,267,099
Microsoft Corp.	480,509	14,309,558
Oracle Corp.	742,153	23,370,398
Phillips 66	189,749	8,798,661
PNC Financial Services Group, Inc.	217,691	13,736,302
Stryker Corp.	229,112	12,752,374
Valero Energy Corp.	623,841	19,763,283
WellPoint, Inc.	374,663	21,734,201
Western Digital Corp.	903,921	35,008,860

		544,973,290

Total Common Stocks & Other Equity Interests (Cost $1,192,759,059)		1,257,834,380

Money Market Funds–1.37%
Liquid Assets Portfolio – Institutional Class (e)	8,800,620	8,800,620
Premier Portfolio – Institutional Class (e)	8,800,621	8,800,621

Total Money Market Funds (Cost $17,601,241)		17,601,241

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.80% (Cost $1,210,360,300)		1,275,435,621

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.33%
Liquid Assets Portfolio - Institutional Class (Cost $55,311,725)(e)(f)	55,311,725	55,311,725

TOTAL INVESTMENTS–104.13% (Cost $1,265,672,025)		1,330,747,346

OTHER ASSETS LESS LIABILITIES–(4.13)%		(52,833,290)

NET ASSETS–100.00%		$1,277,914,056

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preference shares
(b)	All or a portion of this security was out on loan at September 30, 2012.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $5,290,348, which represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $17,844,311 and from Level 2 to Level 1 of $168,232,929, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$19,603,367	$44,883,517	$—	$64,486,884
Brazil	11,719,711	—	—	11,719,711
Canada	21,089,053	—	—	21,089,053
China	1,055,550	14,649,079	—	15,704,629
France	—	67,369,294	—	67,369,294
Germany	—	41,349,341	—	41,349,341
Hong Kong	13,819,284	12,493,482	—	26,312,766
India	—	8,733,548	—	8,733,548
Indonesia	—	1,615,718	—	1,615,718
Ireland	—	—	0	0
Italy	—	13,379,630	—	13,379,630
Japan	107,994,274	61,177,977	—	169,172,251
Mexico	2,687,618	—	—	2,687,618
Norway	—	33,737,219	—	33,737,219
Poland	—	2,272,728	—	2,272,728
Russia	3,582,852	3,409,166	—	6,992,018
South Africa	4,806,215	4,720,846	—	9,527,061
South Korea	6,800,485	13,658,715	—	20,459,200
Spain	11,342,749	20,503,243	—	31,845,992
Switzerland	27,119,029	14,201,288	—	41,320,317
Taiwan	2,174,186	3,517,602	—	5,691,788
Thailand	—	4,993,118	—	4,993,118
Turkey	—	1,430,345	—	1,430,345
United Arab Emirates	—	2,344,719	—	2,344,719
United Kingdom	—	108,626,142	—	108,626,142
United States	617,886,256	—	—	617,886,256

Total Investments	$851,680,629	$479,066,717	$0	$1,330,747,346

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $193,272,352 and $511,762,054, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$148,954,447
Aggregate unrealized (depreciation) of investment securities	(86,074,321)

Net unrealized appreciation of investment securities	$62,880,126

Cost of investments for tax purposes is $1,267,867,220.

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	ISC-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks–89.36%

Austria–0.69%
Andritz AG	61,833	$3,510,462

Belgium–1.05%
S.A. D’Ieteren N.V.	108,815	5,324,632

Brazil–4.32%
Diagnosticos da America S.A.	1,152,400	6,889,842
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	452,980	8,357,070
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	358,490	6,613,815

		21,860,727

Canada–24.35%
Aastra Technologies Ltd.	166,100	2,787,480
Calian Technologies Ltd.	142,000	2,866,863
Calvalley Petroleum Inc. -Class A (b)	2,579,124	5,666,098
Canyon Services Group, Inc.	403,000	4,877,644
Cequence Energy Ltd. (b)	2,260,000	4,068,552
Descartes Systems Group Inc. (The) (b)	500,000	4,378,560
Dorel Industries Inc. -Class B	134,355	4,665,256
Epsilon Energy Ltd. (b)	1,204,800	2,573,312
Glentel, Inc.	529,800	7,975,020
Granite Real Estate Inc.	237,000	8,508,300
Hammond Power Solutions Inc.	249,800	2,223,098
Horizon North Logistics Inc.	786,000	6,371,461
Northern Dynasty Minerals Ltd. (b)	499,777	2,312,841
Onex Corp.	181,599	7,166,437
Painted Pony Petroleum Ltd. (b)	305,692	3,360,995
Paramount Resources Ltd. -Class A (b)	308,455	9,405,493
Sandstorm Metals & Energy Ltd. (b)	13,684,500	4,662,640
Total Energy Services Inc.	1,014,790	16,431,506
TransGlobe Energy Corp. (b)	632,980	6,888,615
Trilogy Energy Corp.	290,500	7,575,692
Wi-LAN Inc.	1,473,700	8,288,813

		123,054,676

China–1.68%
Fook Woo Group Holdings Ltd. (b)	21,094,000	931,702
Franshion Properties China Ltd.	14,500,000	4,413,339
Vinda International Holdings Ltd.	2,294,000	3,149,647

		8,494,688

Germany–1.74%
CTS Eventim AG	92,000	2,735,232
MorphoSys AG (b)	197,230	6,083,047

		8,818,279

	Shares	Value
Greece–0.84%
Jumbo S.A. (b)	771,940	$4,265,686

Hong Kong–3.03%
First Pacific Co. Ltd.	14,124,000	15,328,476

Ireland–3.95%
DCC PLC	318,895	9,179,788
Paddy Power PLC	59,204	4,402,004
United Drug PLC	1,683,926	6,383,839

		19,965,631

Italy–1.44%
Ansaldo STS S.p.A.	193,405	1,586,633
Danieli S.p.A. - Officine Meccaniche Danieli & C.	413,298	5,712,193

		7,298,826

Japan–3.65%
EXEDY Corp.	328,200	6,482,392
Nippon Ceramic Co., Ltd.	617,100	7,724,978
THK Co., Ltd.	279,300	4,257,024

		18,464,394

Malaysia–5.94%
IGB Corp. Berhad	25,677,171	19,474,023
Parkson Holdings Berhad	6,696,129	10,550,945

		30,024,968

Netherlands–1.35%
Aalberts Industries N.V.	121,823	2,193,952
Mediq N.V.	278,100	4,610,284

		6,804,236

New Zealand–1.22%
Freightways Ltd.	1,770,681	6,149,736

Norway–5.00%
Bonheur A.S.A	215,727	4,450,279
Prosafe S.E.	1,001,901	8,288,844
TGS Nopec Geophysical Co. A.S.A.	383,225	12,548,372

		25,287,495

Philippines–8.24%
Energy Development Corp.	47,997,600	6,980,452
Energy Development Corp. (a)	5,506,250	800,792
First Gen Corp. (b)	45,767,041	21,868,487
Manila Water Co.	18,640,300	12,032,579

		41,682,310

South Korea–0.31%
S1 Corp.	25,632	1,575,429

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value
Switzerland–1.76%
Aryzta AG (b)	185,041	$8,885,374

Thailand–1.98%
Major Cineplex Group PCL	8,476,400	5,182,372
Siam Commercial Bank PCL	875,500	4,828,986

		10,011,358

Turkey–1.93%
Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	4,028,315	9,760,086

United Kingdom–14.38%
Amlin PLC	693,960	4,527,151
Catlin Group Ltd.	490,877	3,770,723
Chemring Group PLC	694,575	3,649,498
Clarkson PLC	142,000	2,990,093
Filtrona PLC	399,782	3,330,802
Halma PLC	736,283	5,047,649
Homeserve PLC	883,342	3,003,460
IG Group Holdings PLC	901,373	6,499,979
Informa PLC	1,166,809	7,607,700
Kier Group PLC	391,670	8,190,470
Lancashire Holdings Ltd.	594,413	7,919,466
Micro Focus International PLC	738,808	7,032,895
Tullett Prebon PLC	962,000	4,629,244
Ultra Electronics Holdings PLC	178,278	4,445,957

		72,645,087

United States–0.51%
Bauer Performance Sports Ltd. (b)	237,500	2,591,919

Total Common Stocks (Cost $324,434,014)		451,804,475

Money Market Funds–11.06%
Liquid Assets Portfolio – Institutional Class (c)	27,958,049	27,958,049
Premier Portfolio – Institutional Class (c)	27,958,049	27,958,049

Total Money Market Funds (Cost $55,916,098)		55,916,098

TOTAL INVESTMENTS–100.42% (Cost $380,350,112)		507,720,573

OTHER ASSETS LESS LIABILITIES–(0.42)%		(2,142,331)

NET ASSETS–100.00%		$505,578,242

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $7,414,607, which represented 1.47% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Small Company Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco International Small Company Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $46,356,667 and from Level 2 to Level 1 of $69,329,640, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$—	$3,510,462	$—	$3,510,462
Belgium	—	5,324,632	—	5,324,632
Brazil	21,860,727	—	—	21,860,727
Canada	123,054,676	—	—	123,054,676
China	—	7,562,986	931,702	8,494,688
Germany	8,818,279	—	—	8,818,279
Greece	4,265,686	—	—	4,265,686
Hong Kong	—	15,328,476	—	15,328,476
Ireland	15,563,627	4,402,004	—	19,965,631
Italy	—	7,298,826	—	7,298,826
Japan	6,482,392	11,982,002	—	18,464,394
Malaysia	30,024,968	—	—	30,024,968
Netherlands	4,610,284	2,193,952	—	6,804,236
New Zealand	6,149,736	—	—	6,149,736
Norway	—	25,287,495	—	25,287,495
Philippines	—	41,682,310	—	41,682,310
South Korea	—	1,575,429	—	1,575,429
Switzerland	—	8,885,374	—	8,885,374
Thailand	4,828,986	5,182,372	—	10,011,358
Turkey	—	9,760,086	—	9,760,086
United Kingdom	26,613,425	46,031,662	—	72,645,087
United States	58,508,017	—	—	58,508,017

Total Investments	$310,780,803	$196,008,068	$931,702	$507,720,573

Invesco International Small Company Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $50,060,464 and $90,496,044, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$145,033,900
Aggregate unrealized (depreciation) of investment securities	(21,477,738)

Net unrealized appreciation of investment securities	$123,556,162

Cost of investments for tax purposes is $384,164,411.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	SCE-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.06%

Advertising–1.07%
Interpublic Group of Cos., Inc. (The)	797,138	$8,864,175

Aerospace & Defense–1.75%
Aerovironment Inc. (b)	254,709	5,978,020
Triumph Group, Inc.	135,296	8,460,059

		14,438,079

Agricultural Products–1.00%
Ingredion Inc.	149,238	8,231,968

Air Freight & Logistics–0.63%
UTi Worldwide, Inc.	384,275	5,176,184

Apparel Retail–1.50%
bebe stores, inc.	850,089	4,080,427
Genesco Inc. (b)	124,456	8,304,949

		12,385,376

Apparel, Accessories & Luxury Goods–1.19%
PVH Corp.	104,721	9,814,452

Application Software–5.54%
Actuate Corp. (b)	582,441	4,094,560
Cadence Design Systems, Inc. (b)	725,174	9,329,363
MicroStrategy Inc. -Class A (b)	61,100	8,191,677
Parametric Technology Corp. (b)	317,807	6,928,193
SS&C Techonologies Holdings, Inc. (b)	360,046	9,076,760
TIBCO Software Inc. (b)	273,183	8,258,322

		45,878,875

Asset Management & Custody Banks–0.92%
Affiliated Managers Group, Inc. (b)	62,086	7,636,578

Auto Parts & Equipment–1.53%
Dana Holding Corp.	471,014	5,793,472
TRW Automotive Holdings Corp. (b)	157,027	6,863,650

		12,657,122

Automobile Manufacturers–0.72%
Thor Industries, Inc.	163,818	5,949,870

Automotive Retail–1.06%
Penske Automotive Group, Inc.	292,213	8,792,689

Biotechnology–1.02%
Cubist Pharmaceuticals, Inc. (b)	177,281	8,452,758

Building Products–0.07%
Trex Co., Inc. (b)	17,549	598,772

	Shares	Value
Casinos & Gaming–0.82%
Bally Technologies Inc. (b)	137,484	$6,790,335

Communications Equipment–0.93%
JDS Uniphase Corp. (b)	617,882	7,652,469

Construction & Farm Machinery & Heavy Trucks–1.32%
Titan International, Inc. (c)	372,557	6,579,357
Trinity Industries, Inc.	144,013	4,316,069

		10,895,426

Construction Materials–0.98%
Eagle Materials Inc.	175,526	8,119,833

Data Processing & Outsourced Services–2.00%
Heartland Payment Systems, Inc.	258,554	8,190,991
Jack Henry & Associates, Inc.	221,400	8,391,060

		16,582,051

Diversified Chemicals–1.04%
FMC Corp.	155,833	8,630,032

Diversified Metals & Mining–0.73%
Compass Minerals International, Inc.	80,559	6,008,896

Electrical Components & Equipment–1.03%
Belden Inc.	231,403	8,534,143

Electronic Equipment & Instruments–2.31%
Electro Scientific Industries, Inc.	501,810	6,132,118
OSI Systems, Inc. (b)	167,244	13,018,273

		19,150,391

Electronic Manufacturing Services–0.76%
Sanmina-SCI Corp. (b)	740,283	6,285,003

Environmental & Facilities Services–2.56%
ABM Industries Inc.	308,459	5,839,129
Team, Inc. (b)	272,055	8,664,951
Waste Connections, Inc.	219,395	6,636,699

		21,140,779

Food Distributors–1.02%
United Natural Foods, Inc. (b)	143,916	8,411,890

Gas Utilities–1.09%
UGI Corp. (c)	284,907	9,045,797

Gold–0.53%
Allied Nevada Gold Corp. (b)(c)	60,149	2,349,420
Detour Gold Corp. (Canada)(b)	73,272	2,044,193

		4,393,613

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value
Health Care Equipment–2.43%
Orthofix International N.V. (b)	94,962	$4,249,549
Teleflex Inc. (c)	98,512	6,781,566
Wright Medical Group, Inc. (b)	409,070	9,044,538

		20,075,653

Health Care Facilities–2.08%
Amsurg Corp. (b)	294,421	8,355,668
Universal Health Services, Inc. -Class B	193,785	8,861,788

		17,217,456

Health Care Services–1.00%
Gentiva Health Services, Inc. (b)	41,632	471,274
IPC The Hospitalist Co. (b)(c)	170,277	7,781,659

		8,252,933

Health Care Supplies–1.04%
Haemonetics Corp. (b)	107,702	8,637,700

Home Furnishings–1.02%
La-Z-Boy Inc. (b)	575,885	8,425,198

Homebuilding–1.20%
Meritage Homes Corp. (b)	260,986	9,925,298

Homefurnishing Retail–1.18%
Pier 1 Imports, Inc.	523,038	9,801,732

Industrial Machinery–4.96%
Gardner Denver Inc.	92,148	5,566,661
IDEX Corp.	180,436	7,536,812
TriMas Corp. (b)	383,177	9,238,397
Valmont Industries, Inc.	81,637	10,735,266
Watts Water Technologies, Inc. -Class A	210,462	7,961,777

		41,038,913

Industrial REIT’s–1.14%
DCT Industrial Trust Inc.	1,462,000	9,459,140

Insurance Brokers–1.08%
Arthur J. Gallagher & Co.	248,772	8,911,013

Internet Software & Services–1.08%
ValueClick, Inc. (b)	520,999	8,955,973

Investment Banking & Brokerage–0.74%
Evercore Partners Inc. -Class A	227,576	6,144,552

IT Consulting & Other Services–1.11%
MAXIMUS, Inc.	154,014	9,197,716

Leisure Products–0.22%
Brunswick Corp.	82,122	1,858,421

Life Sciences Tools & Services–1.83%
Bio-Rad Laboratories, Inc. -Class A (b)	68,792	7,341,482
Charles River Laboratories International, Inc. (b)	196,242	7,771,183

		15,112,665

	Shares	Value
Multi-Line Insurance–0.96%
American Financial Group, Inc.	208,858	$7,915,718

Office REIT’s–0.98%
Douglas Emmett, Inc.	351,500	8,109,105

Office Services & Supplies–1.02%
Interface, Inc.	641,707	8,476,949

Oil & Gas Equipment & Services–3.65%
Dresser-Rand Group, Inc. (b)	145,423	8,014,261
Lufkin Industries, Inc.	88,351	4,755,051
Oceaneering International, Inc.	163,503	9,033,541
Oil States International, Inc. (b)	105,705	8,399,319

		30,202,172

Oil & Gas Exploration & Production–1.87%
Energen Corp.	145,906	7,646,934
Rosetta Resources, Inc. (b)(c)	164,126	7,861,635

		15,508,569

Packaged Foods & Meats–0.77%
TreeHouse Foods, Inc. (b)	120,909	6,347,723

Paper Packaging–1.11%
Graphic Packaging Holding Co. (b)	1,574,678	9,148,879

Paper Products–0.93%
Schweitzer-Mauduit International, Inc.	234,430	7,733,846

Pharmaceuticals–1.70%
Auxilium Pharmaceuticals, Inc. (b)	292,267	7,148,851
Endo Health Solutions Inc. (b)	217,042	6,884,572

		14,033,423

Property & Casualty Insurance–1.97%
Markel Corp. (b)	17,624	8,080,428
W. R. Berkley Corp.	219,555	8,231,117

		16,311,545

Real Estate Services–0.80%
Jones Lang LaSalle Inc.	86,978	6,640,770

Regional Banks–9.37%
Boston Private Financial Holdings, Inc.	609,763	5,847,627
Commerce Bancshares, Inc.	202,297	8,158,638
CVB Financial Corp. (c)	748,167	8,933,114
East West Bancorp, Inc.	348,466	7,359,602
F.N.B. Corp.	644,047	7,219,767
Susquehanna Bancshares, Inc.	865,048	9,048,402
Texas Capital Bancshares, Inc. (b)	178,119	8,854,295
Webster Financial Corp.	352,814	8,361,692
Wintrust Financial Corp. (c)	216,948	8,150,736
Zions Bancorp.	271,271	5,603,103

		77,536,976

Residential REIT’s–0.95%
Education Realty Trust, Inc.	718,700	7,833,830

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value
Restaurants–1.93%
DineEquity, Inc. (b)	142,871	$8,000,776
Papa John’s International, Inc. (b)	149,809	8,001,299

		16,002,075

Semiconductor Equipment–2.59%
Cymer, Inc. (b)	152,432	7,783,178
Lam Research Corp. (b)	210,652	6,695,574
Veeco Instruments Inc. (b)(c)	232,593	6,982,442

		21,461,194

Semiconductors–2.32%
Diodes Inc. (b)	343,896	5,849,671
Lattice Semiconductor Corp. (b)	1,301,629	4,985,239
Semtech Corp. (b)	333,962	8,399,144

		19,234,054

Specialized REIT’s–0.92%
LaSalle Hotel Properties	286,496	7,646,578

Specialty Chemicals–2.08%
Innophos Holdings, Inc.	165,744	8,036,926
PolyOne Corp.	552,952	9,162,415

		17,199,341

Specialty Stores–1.01%
GNC Holdings, Inc. -Class A	213,460	8,318,536

Steel–0.86%
Haynes International, Inc.	136,926	7,140,691

Trading Companies & Distributors–1.28%
Beacon Roofing Supply, Inc. (b)(c)	370,392	10,556,172

Trucking–1.76%
Landstar System, Inc.	131,101	6,198,455
Old Dominion Freight Line, Inc. (b)	276,484	8,338,758

		14,537,213

Total Common Stocks & Other Equity Interests (Cost $644,868,948)		811,427,278

Money Market Funds–1.37%
Liquid Assets Portfolio – Institutional Class (d)	5,682,343	5,682,343
Premier Portfolio – Institutional Class (d)	5,682,342	5,682,342

Total Money Market Funds (Cost $11,364,685)		11,364,685

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.43% (Cost $656,233,633)		822,791,963

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.29%
Liquid Assets Portfolio - Institutional Class (Cost $10,658,703)(d)(e)	10,658,703	$10,658,703

TOTAL INVESTMENTS–100.72% (Cost $666,892,336)		833,450,666

OTHER ASSETS LESS LIABILITIES–(0.72)%		(5,956,885)

NET ASSETS–100.00%		$827,493,781

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Small Cap Equity Fund

E.	Foreign Currency Translations –(continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$833,450,666	$—	$—	$833,450,666

Invesco Small Cap Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $251,598,117 and $241,710,256, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$190,642,598
Aggregate unrealized (depreciation) of investment securities	(25,204,983)

Net unrealized appreciation of investment securities	$165,437,615

Cost of investments for tax purposes is $668,013,051.

Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date:	November 29, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.